                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06053

                  Morgan Stanley Insured Municipal Bond Trust
               (Exact name of registrant as specified in charter)

        1221 Avenue of the Americas, New York, New York          10020
             (Address of principal executive offices)         (Zip code)

                               Ronald E. Robison
             1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: October 31, 2007

Date of reporting period: January 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY INSURED MUNICIPAL BOND
PORTFOLIO OF INVESTMENTS JANUARY 31, 2007 (unaudited)

 PRINCIPAL
 AMOUNT IN                                                                                   COUPON   MATURITY
 THOUSANDS                                                                                    RATE      DATE            VALUE
----------                                                                                   ------   -----------   ------------

             TAX-EXEMPT MUNICIPAL BONDS (161.4%)
             General Obligation (19.1%)
 $ 2,000     North Slope Borough, Alaska, Ser 2000 B (MBIA)                                    0.00%    06/30/11     $ 1,681,960
   1,000     Los Angeles Unified School District, California, Ser 2006 F (MBIA)                5.00     07/01/30       1,062,060
   2,000     Hawaii, Ser 2001 (FGIC)                                                          5.375     08/01/18       2,121,100
   1,500     Chicago Park District, Illinois, Harbor Ser 2003 C (Ambac)
             Illinois,                                                                         5.00     01/01/24       1,568,640
   1,400        Ser 2000 (MBIA)                                                                5.75     12/01/17       1,493,366
   1,300        Ser 2000 (MBIA)                                                                5.75     12/01/18       1,385,020
   1,000     Bristol Borough School District, Pennsylvania, Ser 2005 (FSA)                     5.25     03/01/31       1,100,860
   1,000     South Carolina State Public Service Authority, Santee Cooper
                2006 Ser A (MBIA)                                                              5.00     01/01/36       1,055,530
--------                                                                                                            ------------
  11,200                                                                                                              11,468,536
--------                                                                                                            ------------
             Educational Facilities Revenue (9.2%)
             University of California,
   2,080        Series 2007 J (FSA)**                                                          4.50     05/15/31       2,075,122
   1,920        Series 2007 J (FSA)**                                                          4.50     05/15/35       1,915,498
   1,000     Broward County Educational Facilities Authority, Florida,
                Nova Southeastern University Ser 2006 (AGC)                                    5.00     04/01/31       1,044,420
     495     New Hampshire Health & Education Facilities Authority,
                University of New Hampshire Ser 2001 (Ambac)                                  5.125     07/01/33         517,938
--------                                                                                                            ------------
   5,495                                                                                                               5,552,978
--------                                                                                                            ------------
             Electric Revenue (12.8%)
   1,400     Alaska Industrial Development & Export Authority, Snettisham
                Hydroelectric 1st Ser (AMT) (Ambac)                                            5.00     01/01/27       1,426,558
   1,000     Arkansas River Power Authority, Colorado, Power Ser 2006 (XLCA)                   5.25     10/01/40       1,071,570
   1,000     Long Island Power Authority, New York, Ser 2004 A (Ambac)                         5.00     09/01/34       1,048,020
   1,000     South Carolina Public Service Authority, Santee Cooper 1997
                Refg Ser A (MBIA)                                                              5.00     01/01/29       1,017,160
   1,000     Lower Colorado River Authority, Texas, Refg 1997 Ser A (FGIC)                     5.00     05/15/25       1,034,610
   1,000     Grant County Public Utility District #2, Washington,
                Wanapum Hydroelectric 2005 Ser A (FGIC)                                        5.00     01/01/34       1,044,810
   1,000     Wisconsin Public Power Inc, Power Supply Ser 2005 A  (Ambac)                      5.00     07/01/37       1,047,880
--------                                                                                                            ------------
   7,400                                                                                                               7,690,608
--------                                                                                                            ------------
             Hospital Revenue (8.7%)
   1,000     Illinois Finance Authority, Swedish American Hospital                             5.00     11/15/31       1,038,140
                Ser 2004 (Ambac)

   1,000     Minneapolis Health Care Systems, Minnesota, Fairview 2005
                Ser D (Ambac)                                                                  5.00     11/15/30       1,051,090
   2,000     New York State Dormitory Authority, Memorial Sloan Kettering
                2003 Ser I (MBIA)                                                              5.00     07/01/24       2,100,580
   1,000     University of North Carolina, Hospitals at Chapel Hill Ser 1999
                (Ambac)                                                                        5.00     02/15/24       1,027,410
--------                                                                                                            ------------
   5,000                                                                                                               5,217,220
--------                                                                                                            ------------
             Mortgage Revenue - Multi-Family (3.9%)
   2,315     New York State Housing Finance Agency, 1996 Ser A Refg (FSA)                      6.10     11/01/15       2,365,212
--------                                                                                                            ------------
             Mortgage Revenue - Single Family (1.5%)
     915     New Jersey Housing Mortgage Finance Authority, Home
--------        Buyer Ser 2000 CC (AMT) (MBIA)                                                5.875     10/01/31         923,336
                                                                                                                    ------------
             Public Facilities Revenue (14.4%)
   3,000     Broward County School Board, Florida, Ser 2001 A COPs (FSA)                       5.00     07/01/26       3,104,070
   1,500     Jacksonville, Florida, Excise Tax Ser 2003 C (AMT) (MBIA)                         5.25     10/01/19       1,587,990
   4,000     Hudson Yards Infrastructure Corporation, New York,
                2007 Ser A (MBIA)                                                              4.50     02/15/47       3,955,260
--------                                                                                                            ------------
   8,500                                                                                                               8,647,320
--------                                                                                                            ------------
             Recreational Facilities Revenue (13.8%)
   1,000     Denver Convention Center Hotel Authority, Colorado,
                Refg Ser 2006 (XLCA)                                                           5.00     12/01/30       1,052,360
   1,000     District of Columbia, Ballpark, Ser 2006 B-1 (FGIC)                               5.00     02/01/31       1,052,170
   1,000     Miami-Dade County, Florida, Ser 2005 A (MBIA)                                     0.00#    10/01/30         745,360
   1,000     Baltimore, Maryland, Convention Center Hotel Ser 2006 A (XLCA)                    5.25     09/01/39       1,081,690
             New York City Industrial Development Agency, New York,
   1,145        Queens Baseball Stadium Ser 2006 (Ambac)                                       5.00     01/01/31       1,217,204
   1,000        Yankee Stadium Ser 2006 (FGIC)                                                 5.00     03/01/46       1,049,660
   2,000     Hamilton County, Ohio, Sales Tax 2000 (Ambac)                                     5.60     12/01/32       2,103,211
--------                                                                                                            ------------
   8,145                                                                                                               8,301,655
--------                                                                                                            ------------
             Tax Allocation Revenue (1.8%)
   1,000     San Diego Redevelopment Agency, California, Centre City
             Ser 2004 A (XLCA)                                                                 5.00     09/01/23       1,052,460
--------                                                                                                            ------------
             Transportation Facilities Revenue (37.7%)
   1,065     Florida, Department of Transportation, Ser 2002 A (MBIA)                          5.00     07/01/25       1,117,334
   2,000     Chicago, Illinois, O'Hare Int'l Airport Passenger Fee Ser 2001
                A (AMT) (Ambac)                                                               5.375     01/01/32       2,085,200
   2,000     Illinois Toll Highway Authority, Priority Refg 1998 Ser A (FSA)                   5.50     01/01/15       2,213,940
   2,000     Massachusetts Turnpike Authority, Metropolitan Highway
                1997 Ser A (MBIA) **                                                           5.00     01/01/37       2,030,580
   1,500     Wayne County, Michigan, Detroit Metropolitan Wayne
                County Airport Refg Ser 2002 D (AMT) (FGIC)                                    5.50     12/01/17       1,606,680

   2,000     Nevada Department of Business & Industry, Las Vegas
                Monorail 1st Tier Ser 2000 (Ambac)                                            5.375     01/01/40       2,064,920
             Metropolitan Transportation Authority, New York,
   1,000        State Service Contract Refg Ser 2002 A (MBIA)                                  5.50     01/01/20       1,081,720
   2,000        State Service Contract Refg Ser 2002 B (MBIA)                                  5.50     07/01/20       2,163,440
   1,000     Port Authority of New York & New Jersey, Cons 121 Ser (MBIA)# #                  5.125     10/15/30       1,017,620
   2,000     Southeastern Pennsylvania Transportation Authority, Ser A 1999
                (FGIC)                                                                         5.25     03/01/18       2,073,740
   2,000     Dallas-Forth Worth International Airport, Texas, Refg & Impr
                Ser 2001 A (AMT) (FGIC)                                                        5.50     11/01/31       2,110,320
   1,000     Harris County, Texas, Toll Road Ser 2005 A (FSA)                                  5.25     08/15/35       1,038,510
   2,010     Port of Seattle, Washington, Passenger Facility Ser 1998 A (MBIA)**               5.00     12/01/23       2,055,480
  ------                                                                                                              ----------
  21,575                                                                                                              22,659,484
  ------                                                                                                              ----------

             Water & Sewer Revenue (29.7%)
   1,000     Eastern Municipal Water District, Water & Sewer Ser  2006 A
                COPs (MBIA)                                                                    5.00     07/01/32       1,055,680
   1,000     Los Angeles Department of Water & Power, California, Water
                2004 Ser C (MBIA)                                                              5.00     07/01/25       1,053,430
   1,000     Sacramento County Sanitation District, California, Ser 2006 (FGIC)                5.00     12/01/28       1,062,380
   2,000     Miami Beach, Florida, Water & Sewer Ser 2000 (Ambac)                              5.75     09/01/25       2,138,580
   2,000     Augusta, Georgia, Water & Sewerage Ser 2000 (FSA)                                 5.25     10/01/22       2,103,060
   1,000     Rio Rancho, New Mexico, Water & Wastewater Refg Ser
                1999 (Ambac)                                                                   5.25     05/15/17       1,030,110
   3,000     Houston, Texas, Combined Utility First Lien Refg 2004 Ser A
                (FGIC)                                                                         5.25     05/15/23       3,223,110
   2,000     Austin, Texas, Water & Wastewater Ser 2004 A (Ambac)                              5.00     11/15/27       2,096,420
   4,000     Norfolk, Virginia, Water Ser 1995 (MBIA)                                         5.875     11/01/20       4,046,520
  ------                                                                                                              ----------
  17,000                                                                                                              17,809,290
  ------                                                                                                              ----------
             Other Revenue (3.5%)
   2,000     Golden State Tobacco Securitization Corporation, California,
                Enhanced Asset Backed Ser 2005 A (FGIC)                                        5.00     06/01/38       2,092,080
  ------                                                                                                              ----------
             Refunded (5.3%)
   3,000     Puerto Rico Infrastructure Financing Authority, 2000 Ser A (ETM)+                 5.50     10/01/32       3,199,530
  ------                                                                                                              ----------
  93,545     TOTAL TAX-EXEMPT MUNICIPAL BONDS (Cost $93,107,943)
  ------
             SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS (2.2%)                                                       96,979,709
   1,000     Missouri Health & Educational Facilities Authority, Cox Health                                           ----------
                System Ser 1997 (MBIA) (Demand 02/01/07)                                       3.68*    06/01/15       1,000,000
     300     Wisconsin Health & Educational Facilities Authority
                (Demand 02/01/07)                                                              3.76*    05/01/20         300,000
  ------                                                                                                              ----------
   1,300     TOTAL SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS (Cost $1,300,000)                                       1,300,000
  ------                                                                                                              ----------
  94,845     TOTAL INVESTMENTS (Cost $94,407,943)                                                                     98,279,709
  ------                                                                                                              ----------

             FLOATING RATE NOTE OBLIGATIONS RELATED TO SECURITIES HELD (-15.0%)
 (9,010)     Note with interest rates ranging from 3.44% to 4.89% at January 31, 2007
 -------        and contractual maturities of collateral ranging from 12/01/23 to 02/15/47
                ++ (c) (Cost $(9,010,000))                                                                           (9,010,000)
                                                                                                                    ------------
 $85,835     TOTAL NET INVESTMENTS (Cost $85,397,943) (a) (b)                                 148.6%                  89,269,709
 -------     OTHER ASSETS IN EXCESS OF LIABILITIES                                              1.3                      812,115
             PREFERRED SHARES OF BENEFICIAL INTEREST                                          (49.9)                 (30,020,772)
                                                                                              -----                 ------------
             NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                                     100.0%                $ 60,061,052
                                                                                              =====                 ============

----------
Note:  The categories of investments are shown as a percentage of net assets applicable to common shareholders.

AMT    Alternative Minimum Tax.

COPs   Certificates of Participation.

ETM    Escrowed to maturity.

+      A portion of this security has been physically segregated in connection with open futures contracts in the amount of $55,250.

++     Floating rate note obligations related to securities held. The interest rate shown reflects the rate in effect at January 31, 2007.

**     Underlying securities related to inverse floaters entered into by the
       Trust.

#      Currently a zero coupon security, will convert to 5.00% on April 1, 2014.

##     Joint exemption in locations shown.

*      Current coupon of variable rate demand obligation.

(a)    Securities have been designated as collateral in an amount equal to
       $9,185,453 in connection with open futures contracts.

(b)    The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $3,975,604 and the aggregate gross unrealized depreciation is $103,838 resulting in net unrealized appreciation of
       $3,871,766.

(c)    Floating Rate Note Obligations Related to Securities Held - The Trust
       enters into transactions in which it transfers to Dealer Trusts ("Dealer
       Trusts"), fixed rate bonds in exchange for cash and residual interests in the Dealer Trusts' assets and cash flows, which are in the form of inverse floating rate investments. The Dealer Trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interest in the bonds. The
       Trust enters into shortfall agreements with the Dealer Trusts which commit the Trust to pay the Dealer Trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the Dealer Trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows.
       The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer
       Trusts to the Trust, thereby collapsing the Dealer Trusts. The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund's investment assets, and the related floating rate notes reflected as Trust liabilities. The notes issued by the Dealer Trust have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trust for redemption at par at each reset date. At January 31, 2007, Trust investments with a value of
       $8,076,680 are held by the Dealer Trust and serve as collateral for the
       $9,010,000 in floating rate note obligations outstanding at that date.
       Contractual maturities of the floating rate note obligations and interest rates in effect at January 31, 2007 are presented in the "Portfolio of
       Investments".

Bond Insurance:
---------------
AGC    Assured Guaranty Corporation.

Ambac  Ambac Assurance Corporation.

FGIC   Financial Guaranty Insurance Company.

FSA    Financial Security Assurance Inc.

MBIA   Municipal Bond Investors Assurance Corporation.

XLCA   XL Capital Assurance Inc.

FUTURES CONTRACTS OPEN AT JANUARY 31, 2007:

NUMBER OF                  DESCRIPTION, DELIVERY     UNDERLYING FACE    UNREALIZED
CONTRACTS   LONG/SHORT         MONTH AND YEAR        AMOUNT AT VALUE   APPRECIATION
---------   ----------   -------------------------   ---------------   ------------

   35         Short      U.S. Treasury Notes 10 Yr
                            March 2007               $(3,736,250)        $ 71,545
   50         Short      U.S. Treasury Notes 5 Yr
                            March 2007                (5,337,500)          95,175
                                                                         --------
                            Total Unrealized Appreciation...........     $166,720
                                                                         ========

                        GEOGRAPHIC SUMMARY OF INVESTMENTS
             Based on Market Value as a Percent of Total Investments

Alaska                                                                      3.5%
California                                                                  9.5
Colorado                                                                    2.4
District of Columbia                                                        1.2
Florida                                                                    11.1
Georgia                                                                     2.4
Hawaii                                                                      2.4
Illinois                                                                   11.1
Maryland                                                                    1.2
Massachusetts                                                               0.6
Michigan                                                                    1.8
Minnesota                                                                   1.2
Nevada                                                                      2.4
New Hampshire                                                               0.6
New Jersey                                                                  2.2
New Mexico                                                                  1.2
New York                                                                   14.8
North Carolina                                                              1.2
Ohio                                                                        2.4
Pennsylvania                                                                3.6
Puerto Rico                                                                 3.6
South Carolina                                                              2.4
Texas                                                                      10.8
Virginia                                                                    4.6
Washington                                                                  1.8
Wisconsin                                                                   1.2
Joint exemptions*                                                          (1.2)
                                                                          -----
Total+                                                                    100.0%
                                                                          =====

----------
*    Joint exemptions have been included in each geographic location.

+    Does not include  open short  futures  contracts  with an  underlying  face amount of $9,073,750 with unrealized appreciation of $166,720.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to provide reasonable assurance that information required to be disclosed by the
Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's ("SEC")
rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report. The
Trust's principal executive officer and principal financial officer have also concluded that the Trust's disclosure controls and procedures designed to ensure that information required to be disclosed by the Trust in this Form N-Q is accumulated and communicated to the Trust's management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure were effective.

Management of the Trust has determined that as of and prior to November 30,
2006, the Trust's fiscal quarter end period, the Trust had a deficiency in its internal control over financial reporting related to the review, analysis and determination of whether certain transfers of municipal securities qualified for sale accounting under the provisions of Statement of Financial Accounting
Standards No. 140 "Accounting for Transfers and Servicing of Financial Assets
and Extinguishments of Liabilities." Since November 30, 2006, and prior to the issuance of the Trust's quarterly schedule of portfolio holdings, management has revised its disclosure controls and procedures and its internal control over financial reporting in order to improve the controls' effectiveness to ensure that transactions in transfer of municipal securities are accounted for properly.

Management notes that other investment companies investing in similar investments over similar time periods had been accounting for such investments in a similar manner as the Trust. Accordingly, other investment companies are also concluding that there was a material weakness in their internal control over financial reporting of such investments. There was no impact to the net asset value of the Trust's shares or the Trust's total return for any period as a result of the changes in financial reporting of such investments.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting. However, as discussed above, subsequent to November 30,
2006, the Trust's internal control over financial reporting was revised.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                        2

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Insured Municipal Bond Trust

/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
March 22, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
March 22, 2007

/s/ Francis Smith
-------------------------------------
Francis Smith
Principal Financial Officer
March 22, 2007

                                        3

                                                                    EXHIBIT 3 A1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Insured Municipal
     Bond Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: March 22, 2007

                                        /s/ Ronald E. Robison
                                        ----------------------------------------
                                        Ronald E. Robison
                                        Principal Executive Officer

                                        4

                                                                    EXHIBIT 3 A2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Insured Municipal
     Bond Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: March 22, 2007

                                        /s/ Francis Smith
                                        ----------------------------------------
                                        Francis Smith
                                        Principal Financial Officer

                                        5